Fees Summary	Jul. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,048,464.2
Total Fee Amount	559.1
Total Offset Amount	0
Net Fee	$ 559.1
Offset Table N/A	N/A